Note 19 - Common Stock (Details)					12 Months Ended
	Sep. 17, 2015 USD ($) $ / shares shares	Jul. 23, 2015	Jul. 22, 2015	Mar. 11, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 19 - Common Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares	2,343,335			1,100,000
Share Price | $ / shares	$ 4.50			$ 13.435
Proceeds from Issuance of Private Placement				$ 14,500,000
Proceeds from Issuance of Common Stock	$ 10,550,000				$ 10,545,007	$ 14,550,000
Reverse Stock Split [Member]
Note 19 - Common Stock (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		10	10